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[DESCRIPTION]NSAR, AAL VARIABLE ANNUITY ACCOUNT 1


                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               (a)

             or fiscal year ending:    12/31/98   (b)

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:     AAL Variable Annuity Account I

     B.    File Number:       811-8660

     C.    Telephone Number:  (920) 734-5721


2.   A.  Street:              4321 North Ballard Road

     B.  City:  Appleton      C. State: WI    D. Zip Code: 54919   Zip Ext: 0001

     E.  Foreign Country:                     Foreign Postal Code:


3.       Is this the first filing on this form by Registrant? (Y/N)           N

4.       Is this the last filing on this form by Registrant? (Y/N)            N

5.        Is Registrant a small business investment company (SBIC)? (Y/N)     N
          [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                   Y


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For period ending 12/31/98                               If filing more than one
                                                         Page 47, "X" box: [   ]
File Number 811-8660


UNIT INVESTMENT TRUSTS

111.     A.  [/]  Depositor Name:       Aid Association For Lutherans

         B.  [/]  File Number (If any): 811-8660

         C.  [/]  City:  Appleton       State: WI      Zip Code: 54919          Zip Ext.  0001

             [/]  Foreign Country:                     Foreign Postal Code:

111.     A.  [/]  Depositor Name:

         B.  [/]  File Number (If any):

         C.  [/]  City:                 State:         Zip Code:                Zip Ext.

             [/]  Foreign Country:                     Foreign Postal Code:


112.     A.  [/]  Sponsor Name:         Aid Association For Lutherans

         B.  [/]  File Number (If any): 811-8660

         C.  [/]  City:  Appleton       State:  WI     Zip Code: 54919          Zip Ext   0001

             [/]  Foreign Country:                     Foreign Postal Code:

112.     A.  [/]  Sponsor Name:

         B.  [/]  File Number (If any):

         C.  [/]  City:                 State:         Zip Code:                Zip Ext.

             [/]  Foreign Country:                     Foreign Postal Code:




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For period ending 12/31/98                               If filing more than one
                                                         Page 48, "X" box: [   ]
File Number 811-8660




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
113.     A.  [/]  Trustee Name:

         B.  [/]  City:                 State:         Zip Code:                Zip Ext.

             [/]  Foreign Country:                     Foreign Postal Code:

113.     A.  [/]  Trustee Name:

         B.  [/]  City:                 State:         Zip Code:                Zip Ext.

             [/]  Foreign Country:                     Foreign Postal Code:


114.     A.  [/]  Principal Underwriter Name: AAL Capital Management Corporation

         B.  [/]  File Number:  8-36525

         C.  [/]  City: Appleton        State:  WI     Zip Code: 54919          Zip Ext. 0007

             [/]  Foreign Country:                     Foreign Postal Code:

114.     A.  [/]  Principal Underwriter Name:

         B.  [/]  File Number:8-

         C.  [/]  City:                 State:         Zip Code:                Zip Ext.

             [/]  Foreign Country:                     Foreign Postal Code:


115.     A.  [/]  Independent Public Accountant Name:  Ernst & Young LLP

         B.  [/]  City: Milwaukee       State: WI      Zip Code: 53202          Zip Ext.

             [/]  Foreign Country:                     Foreign Postal Code:

115.     A.  [/]  Independent Public Accountant Name:

         B.  [/]  City:                 State:         Zip Code:                Zip Ext.

             [/]  Foreign Country:                     Foreign Postal Code:

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


For period ending 12/31/98                               If filing more than one
                                                         Page 49, "X" box: [   ]
File Number 811-8660

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
116. Family of investment companies information:

         A.  [/]  Is Registrant part of a family of investment companies? (Y/N)                          N

         B.  [/]  Identify the family in 10 letters:
                  (NOTE: In filing this form, use this identification consistently for all investment companies in  family.  This designation is for purposes of this form only.)

117.     A.  [/]  Is Registrant a separate account  of an insurance company? (Y/N)                       Y

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.  [/]  Variable annuity contracts? (Y/N)                                                      Y

         C.  [/]  Scheduled premium variable life contracts? (Y/N)                                       N

         D.  [/]  Flexible premium variable life contracts? (Y/N)                                        N

         E.  [/]  Other types of insurance products registered under the Securities
                  Act of 1933? (Y/N)                                                                     N

118.     [/]      State the number of series existing at the end of the period that had
                  securities registered  under the Securities Act of 1933                                1

119.     [/]      State  the  number of new  series  for which  registration statements  under the Securities Act of 1933 became  effective
                  during the period                                                                      0

120.     [/]      State the total value of the portfolio securities on the date of deposit
                  for the new series included in item 119 ($000's omitted)                               0

121.     [/]      State the number of series for which a current prospectus was in existence
                  at the end of the period                                                               1

122.     [/]      State the number of existing  series for which  additional units were registered  under the Securities Act of 1933 during
                  the current period                                                                     0
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


For period ending         12/31/98                       If filing more than one
                                                         Page 50, "X" box: [   ]
File Number 811-8660

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
123.     [/]      State the total value of the additional units considered in answering item 122
                  ($000's omitted)                                                                       0

124.     [/]      State the total  value of units of prior  series that were placed in the  portfolios  of  subsequent  series  during  the current period ( the value of these units is to be measured on the date they were placed in the  subsequent  series)  ($000's omitted)

N/A

125.     [/]      State the total  dollar  amount of sales  loads  collected
                  (before   reallowances   to  other   brokers  or  dealers)  by
                  Registrant's  principal  underwriter and any underwriter which is an affiliated  person of the principal  underwriter  during the current period solely from the sale of units of all series
                  of Registrant ($000's omitted)                                                         $570

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
                  ($000's omitted)

N/A

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                            Number of         Total Assets      Total Income
                                            Series            ($000's           Distributions
                                            Investing         omitted)          ($000's omitted)
A.       U.S. Treasury direct issue

B.       U.S. Government agency

C.       State and municipal tax-free

D.       Public utility debt

E.       Brokers or dealers debt or debt of
         brokers' or dealers' parent

F.       All other corporate intermed. & long-
         term debt

G.       All other corporate short-term debt

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers

I.       Investment company equity securities

J.       All other equity securities            1               $1,402,590

K.       Other securities

L.       Total assets of all series of registrant		$1,402,590

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For period ending 12/31/98                               If filing more than one
                                                         Page 51, "X" box: [   ]
File Number 811-8660

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
128.     [/]      Is the timely payment of principal and interest on any of the portfolio securities held by any of  Registrant's  series at the end of the current period insured or guaranteed by an
                  entity other than the issuer? (Y/N)                                                    Y

                  [If answer is "N" (No), go to item 131.]

129.     [/]      Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
N


                  [If answer is "N" (No), go to item 131.]

130.     [/]      In computations of  NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.     [/]      Total expenses incurred by all series of Registrant during the current reporting
                  period ($000's omitted)                                                                $14,195

132.              [/]  List  the  "811"   (Investment   Company   Act  of  1940)
                  registration  number  for all  Series of  Registrant  that are being included in this filing:

                  811-8660
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SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Appleton   State of: WI   Date: 2/25/99

Name of Registrant, Depositor or Trustee: AAL Variable Annuity Account I

By (Name and Title):            /s/ Carl J. Rudolph
					--------------------------------
                               Carl J. Rudolph
                               Treasurer of AAL, depositor
FINANCIAL OFFICER
			            --------------------------------

Witness (Name and Title) :      /s/ Charles D. Gariboli Jr.
					--------------------------------
				Charles D. Gariboldi Jr.
				Assistant Vice President of AAL, depositor